                                    FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2008

            Check here if Amendment [ ]; Amendment Number: _________

                        This Amendment (Check only one.):

                              [ ] is a restatement.

                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC
Address: 200 Crescent Court, Suite 1060
         Dallas, Texas 75201

Form 13F File Number: 28-11321

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Raymond
Title:   Member
Phone:   (214) 871-8680

Signature, Place, and Date of Signing:


/s/ Robert J. Raymond
-----------------------------------
(Signature)

Dallas, Texas
City, State)

May 8, 2008
(Date)

Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       33

Form 13F Information Table Value Total: $527,269 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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                           FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------- -------------- --------- ---------- ------------------- ---------- -------- ---------------------
                                                                                                                VOTING AUTHORITY
                                    TITLE OF                 VALUE    SHRS OR  SH/  PUT/ INVESTMENT   OTHER  ---------------------
         NAME OF ISSUER               CLASS       CUSIP   (X $1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS    SOLE   SHARED NONE
-------------------------------- -------------- --------- ---------- --------- ---- ---- ---------- -------- --------- ------ ----
Arena Resources, Inc.                  COM      040049108      1,936    50,000 SH           SOLE                50,000
Apache Corp                            COM      037411105      3,021    25,000 SH           SOLE                25,000
Breitburn Energy Partners, LP      COM UNIT LP  106776107      4,016   200,000 SH           SOLE               200,000
Contango Oil & Gas Co                  COM      21075N204     17,003   263,157 SH           SOLE               263,157
Chesapeake Energy Corp                 COM      165167107      2,308    50,000 SH           SOLE                50,000
Copano Energy LLC                    COM UNIT   217202100     95,347 2,788,747 SH           SOLE             2,788,747
Crosstex Energy, Inc.                  COM      22765Y104      5,583   164,433 SH           SOLE               164,433
Crosstex Energy LP                     COM      22765U102     24,820   807,429 SH           SOLE               807,429
DCP Midstream Partners LP          COM UNIT LP  23311P100     15,161   522,800 SH           SOLE               522,800
Eagle Rock Energy Partners LP          UNIT     26985R104     39,802 2,764,024 SH           SOLE             2,764,024
Energy Transfer Equity LP          COM UNIT LP  29273V100     20,845   667,256 SH           SOLE               667,256
Energy Transfer Partners LP        COM UNIT LP  29273R109     26,767   586,100 SH           SOLE               586,100
Genesis Energy LP                    UNIT LP    371927104      7,881   418,300 SH           SOLE               418,300
Hiland Holdgs GP LP                  UNIT LP    43129M107      2,664   115,814 SH           SOLE               115,814
Holly Energy Partners LP           COM UNIT LP  435763107      4,127   107,500 SH           SOLE               107,500
Kinder Morgan Energy Partners LP     UNIT LP    494550106        399     7,300 SH           SOLE                 7,300
K-Sea Transn Partners LP               COM      48268Y101      7,654   216,820 SH           SOLE               216,820
Legacy Reserves LP                   UNIT LP    524707304      9,737   487,804 SH           SOLE               487,804
Linn Energy LLC                      UNIT LLC   536020100     39,193 2,062,801 SH           SOLE             2,062,801
Magellan Midstream Partners LP   COM UNIT RP LP 559080106        405    10,000 SH           SOLE                10,000
Markwest Energy Partners LP          UNIT LP    570759100      3,171   102,825 SH           SOLE               102,825
Nustar Energy LP                     UNIT COM   67058H102        945    19,500 SH           SOLE                19,500
Parallel Petroleum Corp                COM      699157103      5,430   277,459 SH           SOLE               277,459
Parallel Petroleum Corp                COM      699157103      2,701   138,000 SH   PUT     SOLE               138,000
Petrohawk Energy Corporation           COM      716495106      2,055   101,900 SH           SOLE               101,900
Petroquest Energy Inc                  COM      716748108        640    36,900 SH           SOLE                36,900
Plains All American Pipeline LP      UNIT LP    726503105     92,184 1,939,079 SH           SOLE             1,939,079
Regency Energy Partners, LP        COM UNIT LP  75885Y107     37,673 1,408,859 SH           SOLE             1,408,859
Sandridge Energy, Inc                  COM      80007P307     27,416   700,271 SH           SOLE               700,271
Semgroup Energy Partners LP        COM UNIT LP  81662W108        573    22,700 SH           SOLE                22,700
Spectra Energy Partners LP             COM      84756N109      4,962   204,700 SH           SOLE               204,700
Star Gas Partners LP                 UNIT LP    85512C105      3,801 1,267,126 SH           SOLE             1,267,126
Williams Partners LP               COM UNIT LP  96950F104     17,049   541,242 SH           SOLE               541,242